Note 8 - Fair Value Measurements - Fair Value Assets Measured on a Recurring Basis (Details) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 1 [Member] - USD ($)	Dec. 05, 2018	Dec. 31, 2017
Cash	$ 238,473,957
Cash and marketable securities held in Trust Account		$ 235,195,034